Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions and Balances
Related Party Transactions and Balances

21. Related Party Transactions and Balances

In 2017, the Group has completed the distribution of its offline performance activities related business (the “Offline Business”) to existing shareholders of the Company (See Note 26) (the “Distribution”).

The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Purchases of goods and services from Offline Business	—	3,741	162,992
Transfer of long-term investments to Offline Business	—	12,750	3,250

The Group had the following significant related party balances as of December 31, 2017 and 2018 respectively:

	December 31, 2017	December 31, 2018
	RMB in thousands
Amount due from related parties
Due from shareholders	22,800	—
Due from Offline Business	6,860	—
Total	29,660	—
Amount due to related parties
Due to Offline Business	(5,724)	(50,331)
Total	(5,724)	(50,331)